Capitalized software (Tables) (Capitalized software)	12 Months Ended
Dec. 31, 2012
Capitalized software
Capitalized software
Schedule of capitalized software

	December 31,
	2012	2011
	(in thousands)
Cost	$1,676	$1,248
Less: accumulated amortization	(881)	(692)

	$795	$556